Summary of Significant Accounting Policies (Details) - Schedule of carrying values of financial instruments - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Carrying Values Of Financial Instruments Abstract
Current portion of long-term debt	$ 1,044,318	$ 1,174,756
Long-term loan	48,998	283,860	$ 1,425,475
Total	$ 1,093,316	$ 1,458,616